Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000102979
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.37%)		(1.64%)		0.44%
Without Sales Load [Member] | C000101161
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.46%)		(1.81%)		0.23%
Without Sales Load [Member] | C000166322
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.06%)		(1.39%)	2.63%
Without Sales Load [Member] | C000225813
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.39%)	(1.55%)
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)		(1.96%)		0.15%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)		(1.96%)		0.15%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)		(1.96%)	0.56%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)	(4.25%)
J.P. Morgan GBI - EM Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.38%)		(1.86%)		0.43%
J.P. Morgan GBI - EM Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.38%)		(1.86%)		0.43%
J.P. Morgan GBI - EM Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.38%)		(1.86%)	2.31%
J.P. Morgan GBI - EM Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.38%)	(2.45%)